Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000245604
Shareholder Report [Line Items]
Fund Name	BFS Equity Fund
Class Name	Institutional Class
Trading Symbol	BFSIX
Additional Information Phone Number	(855) 575-2430
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	BFS Equity Fund - Institutional Class	S&P 500® Index	Dow Jones Industrial Average®
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,149	$10,806	$11,091
Nov-2017	$12,407	$13,277	$14,420
Nov-2018	$13,307	$14,111	$15,519
Nov-2019	$15,588	$16,384	$17,456
Nov-2020	$17,215	$19,244	$18,867
Nov-2021	$21,466	$24,617	$22,361
Nov-2022	$18,700	$22,350	$22,916
Nov-2023	$20,306	$25,443	$24,335
Nov-2024	$26,749	$34,066	$30,951
Nov-2025	$29,018	$39,175	$33,436

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	8.48%	11.01%	11.24%
S&P 500® Index	15.00%	15.28%	14.63%
Dow Jones Industrial Average®	8.03%	12.12%	12.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 64,431,757
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 183,060
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$64,431,757 Number of Portfolio Holdings38 Advisory Fee (net of waivers)$183,060 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	3.8%
U.S. Government & Agencies	3.8%

Sector Weighting (% of net assets)

Value	Value
Consumer Staples	2.1%
Energy	3.3%
U.S. Treasury Obligations	3.9%
Money Market Funds	3.8%
Materials	8.0%
Health Care	8.6%
Industrials	9.7%
Consumer Discretionary	10.7%
Financials	11.9%
Communications	12.5%
Technology	25.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	8.0%
Microsoft Corp.	6.5%
JPMorgan Chase & Co.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Amazon.com, Inc.	4.3%
Thermo Fisher Scientific, Inc.	4.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class	3.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.
C000089323
Shareholder Report [Line Items]
Fund Name	LS Opportunity Fund
Class Name	Institutional Class
Trading Symbol	LSOFX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 336-6763
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$136	2.68%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	2.68%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	10 Years
LS Opportunity Fund - I	-0.52%	7.02%	6.79%
S&P 500® Index	15.00%	15.28%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 194,436,559
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,630,489
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$194,436,559 Number of Portfolio Holdings87 Advisory Fee (net of waivers)$1,630,489 Portfolio Turnover25%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
Exchange-Traded Funds	0.9%
Communication Services	2.9%
Materials	3.0%
Real Estate	3.4%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Energy	4.0%
Information Technology	7.0%
Money Market	7.3%
Health Care	10.3%
Industrials	13.9%
Financials	39.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	7.3%
Eaton Corp. PLC	3.5%
Fairfax Financial Holdings Ltd.	3.3%
Globe Life, Inc.	3.0%
Alphabet, Inc., Class A	2.9%
PNC Financial Services Group, Inc. (The)	2.9%
CACI International, Inc., Class A	2.6%
Johnson & Johnson	2.6%
Abbott Laboratories	2.4%
Everest Re Group, Ltd.	2.4%